Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

Classes A, B, C, D, Administrator Class and Institutional Class

Supplement dated October 24, 2007, to the Prospectus dated February 1, 2007, as previously supplemented.

This supplement contains important information about the Fund referenced above (the “Fund”).

On October 24, 2007, Cooke & Bieler, L.P. (“C&B”), announced the signing of a definitive agreement with Affiliated Managers Group, Inc. to acquire a majority interest in C&B. The closing of this transaction as detailed below will result in a change of control of C&B and the automatic termination of C&B’s current sub-advisory agreement with the Wells Fargo Advantage C&B Large Cap Value Fund.

On August 8, 2007, in anticipation of the transaction, the Board of Trustees for the Fund unanimously approved, subject to shareholder approval, a new sub-advisory agreement with Cooke & Bieler, LLC, to continue to provide sub-advisory services to the Fund. Under the new sub-advisory agreement, the services currently provided by C&B and the fees payable to C&B for sub-advisory services would remain unchanged. Further, the change of control is not expected to affect C&B’s day-to-day operations or result in any change to the C&B personnel who currently manage the Fund or in the manner in which the Fund is managed.

The Fund will be requesting shareholder approval on the new sub-advisory agreement at a shareholder meeting currently scheduled for January 28, 2008. Subject to such approval, it is currently anticipated that the new agreement will be implemented shortly after the closing of the transaction, which is anticipated to be in late January 2008.

No shareholder action is necessary at this time. Proxy materials, which are expected to be mailed to shareholders on or about December 24, 2007, will describe in detail the proposal and the Board’s reasons for recommending it. Shareholders who purchase shares after November 21, 2007, will not be entitled to vote on the proposal, but may request a copy of the proxy materials.

EGD097/P907SP

_____________________________________________________________________________________________

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

Classes A, B, C, D, Administrator Class and Institutional Class

Supplement dated October 24, 2007, to the Prospectus dated March 1, 2007, as previously supplemented.

This supplement contains important information about the Fund referenced above (the “Fund”).

On October 24, 2007, Cooke & Bieler, L.P. (“C&B”), announced the signing of a definitive agreement with Affiliated Managers Group, Inc. to acquire a majority interest in C&B. The closing of this transaction as detailed below will result in a change of control of C&B and the automatic termination of C&B’s current sub-advisory agreement with the Wells Fargo Advantage C&B Mid Cap Value Fund.

On August 8, 2007, in anticipation of the transaction, the Board of Trustees for the Fund unanimously approved, subject to shareholder approval, a new sub-advisory agreement with Cooke & Bieler, LLC, to continue to provide sub-advisory services to the Fund. Under the new sub-advisory agreement, the services currently provided by C&B and the fees payable to C&B for sub-advisory services would remain unchanged. Further, the change of control is not expected to affect C&B’s day-to-day operations or result in any change to the C&B personnel who currently manage the Fund or in the manner in which the Fund is managed.

The Fund will be requesting shareholder approval on the new sub-advisory agreement at a shareholder meeting currently scheduled for January 28, 2008. Subject to shareholder approval, it is currently anticipated that the new agreement will be implemented shortly after the closing of the transaction, which is anticipated to be in late January 2008.

No shareholder action is necessary at this time. Proxy materials, which are expected to be mailed to shareholders on or about December 24, 2007, will describe in detail the proposal and the Board’s reasons for recommending it. Shareholders who purchase shares after November 21, 2007, will not be entitled to vote on the proposal, but may request a copy of the proxy materials.

SCD097/P207SP

_____________________________________________________________________________________________

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE VALUE FUND

Classes A, B, C, Administrator Class and Investor Class

Supplement dated October 24, 2007, to the Prospectus dated December 1, 2006, as previously supplemented.

This supplement contains important information about the Fund referenced above (the “Fund”).

On October 24, 2007, Cooke & Bieler, L.P. (“C&B”), announced the signing of a definitive agreement with Affiliated Managers Group, Inc. to acquire a majority interest in C&B. The closing of this transaction as detailed below will result in a change of control of C&B and the automatic termination of C&B’s current sub-advisory agreement with the Wells Fargo Advantage Value Fund.

On August 8, 2007, in anticipation of the transaction, the Board of Trustees for the Fund unanimously approved, subject to shareholder approval, a new sub-advisory agreement with Cooke & Bieler, LLC, to continue to provide sub-advisory services to the Fund. Under the new sub-advisory agreement, the services currently provided by C&B and the fees payable to C&B for sub-advisory services would remain unchanged. Further, the change of control is not expected to affect C&B’s day-to-day operations or result in any change to the C&B personnel who currently manage the Fund or in the manner in which the Fund is managed.

The Fund will be requesting shareholder approval on the new sub-advisory agreement at a shareholder meeting currently scheduled for January 28, 2008. Subject to such approval, it is currently anticipated that the new agreement will be implemented shortly after the closing of the transaction, which is anticipated to be in late January 2008.

No shareholder action is necessary at this time. Proxy materials, which are expected to be mailed to shareholders on or about December 24, 2007, will describe in detail the proposal and the Board’s reasons for recommending it. Shareholders who purchase shares after November 21, 2007, will not be entitled to vote on the proposal, but may request a copy of the proxy materials.

LCR097/P101SP2

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